Corporate income taxes	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Corporate income taxes
20.	Corporate income taxes
Tax Assessments
Prior to the third quarter of 2022, the Bank received reassessments totaling $
1,206
 million of tax and interest as a result of the Canada Revenue Agency (the “CRA”) and the Alberta Tax and Revenue Administration denying the tax deductibility of certain Canadian dividends received during the 2011-2016 taxation years and from Revenu Quebec in respect of the 2011-2015 taxation years regarding the same matters. In the third quarter of 2022, the Bank received a reassessment of $
303
 million of tax and interest from the CRA in respect of its 2017 taxation year and a reassessment of $4 million of tax and interest from Revenu Quebec in respect of its 2016 taxation year. The circumstances of the dividends subject to these reassessments are similar to those prospectively addressed by rules introduced in 2015 and 2018.
In 2021, a subsidiary of the Bank received withholding tax assessments from the CRA in respect of certain of its securities lending transactions for its 2014 and 2015 taxation years totaling $173 million of tax, penalties and interest. In the first quarter of 2022, assessments totaling $297 million were received in respect of similar securities lending transactions in 2016 and 2017.
In respect of both matters, the Bank is confident that its tax filing position was appropriate and in accordance with the relevant provisions of the Income Tax Act (Canada) and intends to vigorously defend its position.
2022 Proposed Canadian Federal Tax Measures
On August 9, 2022, the Department of Finance released draft legislative proposals relating to tax measures announced in the Federal Budget on April 7, 2022. These tax measures include the Canada Recovery Dividend (“CRD”) under which the Bank will pay a one-time
 15%
tax on “taxable income” in excess of

$1
billion, as well as an increase of
 1.5%
to the Bank’s corporate income tax rate on its future taxable income above $100 million. The draft legislation provided more detail on the basis for the CRD, including that “taxable income” will be based on the average taxable income for the 2020 and 2021 taxation years. The proposed tax measures will be recorded for financial statement purposes in the taxation year when substantively enacted, and the CRD will be payable in equal amounts over

five years.

The public comment period is open until September 30, 2022 before the legislation moves into legislative readings.
The impact of these proposed tax measures have not been recognized in the Bank’s financial results as at July 31, 2022 as they are not substantively enacted, which would only occur after the third legislative reading.